18. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 7,197.6	R$ 6,672.6
Additions	(235.5)	(247.8)
Disposals		(1.4)
Business combination		632.3
Transfers	122.0	146.3
Restatement by Hyperinflation (1)	674.1
Exchange rate variation	(12.5)	(4.4)
Transfer - held for sale	(2,726.3)
Ending balance	5,019.4	7,197.6
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,776.9	7,121.6
Additions	35.7	52.1
Disposals	(121.9)	(178.9)
Business combination		632.1
Transfers	121.7	146.3
Restatement by Hyperinflation (1)	763.4
Exchange rate variation	5.9	3.7
Transfer - held for sale	(3,051.5)
Ending balance	5,530.2	7,776.9
Cost [Member] | Al Khan Foodstuff LLC ("AKF") [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	131.5	129.5
Additions
Disposals
Business combination		(2.1)
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	22.5	4.1
Transfer - held for sale
Ending balance	154.0	131.5
Cost [Member] | Alimentos Calchaqui Productos 7 S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	157.9	342.0
Additions
Disposals
Business combination		(152.3)
Transfers
Restatement by Hyperinflation (1)	0.8
Exchange rate variation	(65.3)	(31.8)
Transfer - held for sale	(93.4)
Ending balance		157.9
Cost [Member] | Avex S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49.4	49.4
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale
Ending balance	49.4	49.4
Cost [Member] | Avex [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16.1	18.8
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)	20.7
Exchange rate variation	(6.6)	(2.7)
Transfer - held for sale	(30.0)
Ending balance	0.2	16.1
Cost [Member] | Banvit Bandirma Vitaminli [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	193.8
Additions
Disposals
Business combination		203.8
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	(31.5)	(10.0)
Transfer - held for sale
Ending balance	162.3	193.8
Cost [Member] | BRF Al Yasra Food K.S.C.C. ("BRF AFC") [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	131.9	162.7
Additions
Disposals
Business combination		(33.4)
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	21.6	2.6
Transfer - held for sale
Ending balance	153.5	131.9
Cost [Member] | BRF Holland B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26.0	22.5
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	3.1	3.5
Transfer - held for sale	(29.1)
Ending balance		26.0
Cost [Member] | BRF Invicta Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	131.9	119.0
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	14.5	12.9
Transfer - held for sale	(146.4)
Ending balance		131.9
Cost [Member] | Danica [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4.1	4.8
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)	5.7
Exchange rate variation	(1.7)	(0.7)
Transfer - held for sale	(8.1)
Ending balance		4.1
Cost [Member] | Eclipse Holding Cooperatief U.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1.4	209.9
Additions
Disposals
Business combination		(202.1)
Transfers
Restatement by Hyperinflation (1)	94.2
Exchange rate variation	(0.5)	(6.4)
Transfer - held for sale	(94.9)
Ending balance	0.2	1.4
Cost [Member] | Eleva Alimentos [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	808.1	808.1
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale	(111.5)
Ending balance	696.6	808.1
Cost [Member] | Federal Foods LLC [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	63.9	70.5
Additions
Disposals
Business combination		(7.3)
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	10.9	0.7
Transfer - held for sale
Ending balance	74.8	63.9
Cost [Member] | Federal Foods Qatar [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	313.2	308.4
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	53.6	4.8
Transfer - held for sale
Ending balance	366.8	313.2
Cost [Member] | Golden Foods Sales Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	771.6	684.5
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	130.3	87.1
Transfer - held for sale	(902.0)
Ending balance	(0.1)	771.6
Cost [Member] | GQFE Golden Quality Foods Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2.8	2.4
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	0.3	0.4
Transfer - held for sale	(3.1)
Ending balance		2.8
Cost [Member] | Incubatorio Paraiso [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.7	0.7
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale
Ending balance	0.7	0.7
Cost [Member] | Invicta Food Group [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0.7	0.6
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	0.1	0.1
Transfer - held for sale	(0.8)
Ending balance		0.7
Cost [Member] | Paraiso Agroindustrial [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16.8	16.8
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale
Ending balance	16.8	16.8
Cost [Member] | Perdigao Mato Grosso [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7.6	7.6
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale
Ending balance	7.6	7.6
Cost [Member] | Quickfood S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	97.1	113.8
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)	202.6
Exchange rate variation	(40.2)	(16.7)
Transfer - held for sale	(259.5)
Ending balance		97.1
Cost [Member] | Sadia [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,214.0	1,214.0
Additions
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale	(201.4)
Ending balance	1,012.6	1,214.0
Cost [Member] | Universal Meats Ltd. [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52.0	57.6
Additions
Disposals
Business combination		(10.2)
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	5.7	4.6
Transfer - held for sale	(57.7)
Ending balance		52.0
Cost [Member] | Non-Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	62.0	51.0
Additions	33.7	11.5
Disposals
Business combination		0.5
Transfers
Restatement by Hyperinflation (1)	9.1
Exchange rate variation	(0.1)	(1.0)
Transfer - held for sale	(14.7)
Ending balance	90.0	62.0
Cost [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,192.2	4,343.5
Additions
Disposals
Business combination		(203.7)
Transfers
Restatement by Hyperinflation (1)	324.0
Exchange rate variation	116.8	52.4
Transfer - held for sale	(1,937.9)
Ending balance	2,695.1	4,192.2
Cost [Member] | Import Quotas [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	111.8	58.2
Additions
Disposals
Business combination		42.2
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	12.3	11.4
Transfer - held for sale	(124.0)
Ending balance	0.1	111.8
Cost [Member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15.0	14.7
Additions		0.3
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale
Ending balance	15.0	15.0
Cost [Member] | Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,649.9	1,313.2
Additions
Disposals
Business combination		386.9
Transfers
Restatement by Hyperinflation (1)	250.7
Exchange rate variation	(140.2)	(50.2)
Transfer - held for sale	(424.3)
Ending balance	1,336.1	1,649.9
Cost [Member] | Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6.8	6.9
Additions
Disposals
Business combination
Transfers	(0.1)
Restatement by Hyperinflation (1)
Exchange rate variation	(0.2)	(0.1)
Transfer - held for sale	(0.6)
Ending balance	5.9	6.8
Cost [Member] | Customer Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,220.8	815.2
Additions
Disposals
Business combination		403.5
Transfers		10.6
Restatement by Hyperinflation (1)	149.1
Exchange rate variation	19.3	(8.5)
Transfer - held for sale	(493.1)
Ending balance	896.1	1,220.8
Cost [Member] | Supplier Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2.1	14.6
Additions
Disposals		(2.0)
Business combination
Transfers		(10.6)
Restatement by Hyperinflation (1)
Exchange rate variation	0.4	0.1
Transfer - held for sale	(2.4)
Ending balance	0.1	2.1
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	516.3	504.3
Additions	2.0	40.3
Disposals	(121.9)	(176.9)
Business combination		2.7
Transfers	121.8	146.3
Restatement by Hyperinflation (1)	30.5
Exchange rate variation	(2.4)	(0.4)
Transfer - held for sale	(54.5)
Ending balance	491.8	516.3
Amortization/Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(579.3)	(449.0)
Additions	(271.2)	(299.9)
Disposals	121.9	177.5
Business combination		0.2
Transfers	0.3
Restatement by Hyperinflation (1)	(89.3)
Exchange rate variation	(18.4)	(8.1)
Transfer - held for sale	325.2
Ending balance	(510.8)	R$ (579.3)
Amortization/Depreciation [Member] | Non-Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		27.59%
Beginning balance	(23.4)	R$ (7.6)
Additions	(26.8)	(16.1)
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)	(5.8)
Exchange rate variation	0.9	0.3
Transfer - held for sale	9.4
Ending balance	(45.7)	R$ (23.4)
Amortization/Depreciation [Member] | Import Quotas [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		73.63%
Beginning balance	(93.1)	R$ (21.7)
Additions	(14.4)	(63.5)
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation	(11.3)	(7.9)
Transfer - held for sale	118.8
Ending balance		R$ (93.1)
Amortization/Depreciation [Member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		13.15%
Beginning balance	(9.6)	R$ (7.7)
Additions	(2.0)	(1.9)
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale
Ending balance	(11.6)	R$ (9.6)
Amortization/Depreciation [Member] | Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		27.42%
Beginning balance	(4.9)	R$ (3.9)
Additions	(0.8)	(1.1)
Disposals
Business combination
Transfers
Restatement by Hyperinflation (1)	(0.9)
Exchange rate variation	0.2	0.1
Transfer - held for sale	1.3
Ending balance	(5.1)	R$ (4.9)
Amortization/Depreciation [Member] | Customer Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		7.59%
Beginning balance	(154.5)	R$ (81.3)
Additions	(99.7)	(72.2)
Disposals
Business combination		0.2
Transfers
Restatement by Hyperinflation (1)	(55.6)
Exchange rate variation	(11.8)	(1.2)
Transfer - held for sale	149.1
Ending balance	(172.5)	R$ (154.5)
Amortization/Depreciation [Member] | Supplier Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		5.00%
Beginning balance	(0.1)	R$ (2.0)
Additions	(0.1)	(0.1)
Disposals		2.0
Business combination
Transfers
Restatement by Hyperinflation (1)
Exchange rate variation
Transfer - held for sale	0.2
Ending balance		R$ (0.1)
Amortization/Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Weighted average amortization rate (p.a.)		19.93%
Beginning balance	(293.7)	R$ (324.8)
Additions	(127.4)	(145.0)
Disposals	121.9	175.5
Business combination
Transfers	0.3
Restatement by Hyperinflation (1)	(27.0)
Exchange rate variation	3.6	0.6
Transfer - held for sale	46.4
Ending balance	R$ (275.9)	R$ (293.7)